Inventories	12 Months Ended
Dec. 31, 2019
Classes Of Inventories [Abstract]
Inventories

16 Inventories

	2019 £m	2018 £m

Raw materials and consumables	2,750	3,049

Finished goods and work in progress	3,258	2,877

Goods purchased for resale	86	103

	6,094	6,029

Inventories pledged as security for liabilities amount to £7 million (2018: £7 million). Write-offs taken to other operating expenses in the Group income statement were £255 million (2018: £148 million; 2017: £114 million), including amounts relating to restructuring costs. Goods purchased for resale include Group brands produced under third party contract manufacturing arrangements.